Risk Management - Disclosure of functional currency of the operation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instrument which hedge net investments, hedges	£ 16,900	£ 16,800
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	40,367	41,236
Borrowings which hedge the net investments	(13,157)	(12,824)
Derivatives which hedge the net investments	(3,744)	(3,962)
Structural currency exposures pre-economic hedges	23,466	24,450
Economic hedges	(8,107)	(9,250)
Remaining structural currency exposures	15,359	15,200
Increase in structural currency exposures, net of hedging instruments	200
(Decrease) increase in foreign currency net investments	800
Increase in financial instruments which hedge net investments, hedges	100
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	26,524	27,441
Borrowings which hedge the net investments	(7,308)	(7,363)
Derivatives which hedge the net investments	(2,179)	(2,086)
Structural currency exposures pre-economic hedges	17,037	17,992
Economic hedges	(7,326)	(8,688)
Remaining structural currency exposures	9,711	9,304
(Decrease) increase in foreign currency net investments	900
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	9,868	9,776
Borrowings which hedge the net investments	(5,603)	(5,461)
Derivatives which hedge the net investments	0	(3)
Structural currency exposures pre-economic hedges	4,265	4,312
Economic hedges	(276)	(283)
Remaining structural currency exposures	3,989	4,029
(Decrease) increase in foreign currency net investments	(100)
JPY
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	646	689
Borrowings which hedge the net investments	(174)	0
Derivatives which hedge the net investments	0	(197)
Structural currency exposures pre-economic hedges	472	492
Economic hedges	0	0
Remaining structural currency exposures	472	492
Other currencies
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	3,329	3,330
Borrowings which hedge the net investments	(72)	0
Derivatives which hedge the net investments	(1,565)	(1,676)
Structural currency exposures pre-economic hedges	1,692	1,654
Economic hedges	(505)	(279)
Remaining structural currency exposures	£ 1,187	£ 1,375